BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2024
Basis Of Preparation [Abstract]
Basis of Preparation
The consolidated financial statements of Legend Biotech Corporation and its subsidiaries (collectively referred to as “the Company”) have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board which comprise all standards and interpretations.
The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and financial liabilities, which have been measured at fair value. The consolidated financial statements are presented in U.S. dollars (“$”) and all values are rounded to the nearest thousand except when otherwise indicated.

Certain prior year amounts have been reclassified for comparative purposes. The reclassifications did not affect results of operations, total assets, total liabilities, or cash flows.

Basis of consolidation
The consolidated financial statements include the financial statements of the Company for each of the three years ended December 31, 2024. A subsidiary is an entity, directly or indirectly, controlled by the parent company Legend Biotech Corporation. Control is achieved when the parent company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the parent company the current ability to direct the relevant activities of the investee).
The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which Legend Biotech Corporation obtains control, and continue to be consolidated until the date that such control ceases.
Profit or loss and each component of other comprehensive income or loss are attributed to the equity holders of the Company. All inter-company assets and liabilities, equity, income, expenses and cash flows relating to inter-company transactions are eliminated in full on consolidation.

Changes in Accounting Policies and Disclosures	Effective for the annual periods beginning on or after 1 January 2024, the Company applied for the first-time certain standards and amendments described below.
•In May 2023, the Board issued Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7. The adoption of this standard on January 1, 2024 did not have an impact on our consolidated financial statements and related disclosures.
•In September 2022, the Board issued Lease Liability in a Sale and Leaseback - Amendments to IFRS 16. The adoption of this standard on January 1, 2024 did not have an impact on our consolidated financial statements and related disclosures.
•In January 2020 and October 2022, the Board issued amendments to IAS 1 Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current. The adoption of this standard on January 1, 2024 did not have an impact on our consolidated financial statements and related disclosures.
The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Issued But Not Yet Effective International Financial Reporting Standards
For the new and amended standards and interpretations that are issued, but not yet effective, the Company intends to adopt them, if applicable, when they become effective.

The Company is currently evaluating IFRS 18 to determine whether or not it will have a potential material impact on the Company’s presentation and notes to consolidated financial statements, further details of which are discussed below.
IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

IFRS 18 also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively for comparative periods.